INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended								5 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Deferred [Abstract]
Total provision for income taxes	$ (1,177)	$ 350	$ 627	$ 360	$ (58)	$ 67	$ 436	$ 211		$ 160	$ 656
Deferred tax assets [Abstract]
Net deferred tax assets	4,672				1,179					4,672	1,179
Deferred tax liabilities [Abstract]
Loss carryforwards for federal income tax purposes	4,149									$ 4,149
Operating loss carryforwards, expiration date										Dec. 31, 2034
Successor [Member]
Current [Abstract]
Federal									$ 501	$ (925)	437
State and local									101	170	93
Total current provision									602	(755)	530
Deferred [Abstract]
Federal									(404)	907	116
State and local									(48)	8	10
Total deferred provision									(452)	915	126
Total provision for income taxes									$ 150	$ 160	$ 656
Reconciliation of Statutory to Effective Tax Rate [Abstract]
Statutory U.S. Federal income tax rate (in hundredths)									35.00%	35.00%	35.00%
Non-taxable REIT (loss) (in hundredths)									(36.42%)	(35.03%)	(36.90%)
State and local taxes (in hundredths)									(0.19%)	(0.29%)	(0.24%)
Other (in hundredths)									0.00%	(0.03%)	(0.09%)
Effective income tax rate (in hundredths)									(1.61%)	(0.35%)	(2.23%)
Deferred tax assets [Abstract]
Depreciation and amortization	837				0				$ 4	$ 837	$ 0
Prepaid fees and rent	2,091				1,156				448	2,091	1,156
Net operating loss	1,724				0				0	1,724	0
Other	20				23				0	20	23
Total deferred tax assets	4,672				1,179				452	4,672	1,179
Less valuation allowance	0				0				0	0	0
Net deferred tax assets	4,672				1,179				452	4,672	1,179
Deferred tax liabilities [Abstract]
Depreciation and amortization	0				853				0	0	853
Deferred revenues	0				0				0	0	0
Total deferred tax liabilities	0				853				0	0	853
Total net deferred tax assets (liabilities)	$ 4,672				$ 326				$ 452	$ 4,672	$ 326